Accounts receivable, net	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net, consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Accounts receivable - third parties	$1,772,809	$3,322,330
Less: allowance for credit losses	(761,816)	(618,524)
Total accounts receivable, net	$1,010,993	$2,703,806

Movements of allowance for credit losses are as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Beginning balance	$618,524	$75,931
Addition	121,571	536,626
Exchange rate effect	21,721	5,967
Ending balance	$761,816	$618,524